Income Taxes (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Before Income Taxes
United States	$ 2,902	$ 2,516	$ 2,778
International	3,449	3,515	2,977
Income before income taxes	$ 6,351	$ 6,031	$ 5,755